Retirement Benefits	12 Months Ended
Dec. 31, 2017
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Retirement Benefits
32.	RETIREMENT BENEFITS

UNITED STATES DOLLAR
	2017	2016	2015

All employees are members of various defined contribution retirement schemes.

Contributions to the various retirement schemes are fully expensed during the period in which they are incurred. The cost of providing retirement benefits for the year amounted to US$33.7 million
(2016: US$30.0 million and 2015: US$32.8 million).